Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share and Dollars per share)	[1],[2]	$ 0.0001	$ 0.0001
Ordinary Shares, Authorized	[1],[2]	500,000,000	500,000,000
Ordinary Shares, shares issued	[1],[2]	2,724,911	1,100,818
Ordinary Shares, shares outstanding	[1],[2]	2,724,911	1,100,818

[1]	All share and per share data have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025.
[2]	On a retroactively restated basis, 93,750 ordinary shares were issued on May 15, 2024, 7,068 ordinary shares were issued on July 5, 2024, and 1,624,062 ordinary shares were issued on July 1, 2025.